Consolidated Statements of Operations - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
General and administrative expenses	$ 934,695	$ 5,749,166
Franchise tax expense	87,928	200,000
Loss from operations	(1,022,623)	(5,949,166)
Change in fair value of warrant liabilities	(959,526)	(310,330,174)
Issuance costs allocated to warrant liabilities	(319,045)
Gain on marketable securities, dividends and interest held in Trust Account	2,281,259	1,160,014
Loss before income tax expense	(19,935)	(315,119,326)
Income tax expense	479,064	201,603
Net loss	$ (498,999)	$ (315,320,929)
Class A common stock
Basic and diluted weighted average shares outstanding (in Shares)	31,092,978	31,411,763
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.06	$ 0.02
Class B common stock
Basic and diluted weighted average shares outstanding (in Shares)	7,852,941	7,852,941
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.28)	$ (40.25)